Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Activity in Acquired Accruals for Restructuring Charges Established for Lease Termination and Other Exit Costs

For the nine month period ended September 30, 2014, the activity in the acquired accruals for restructuring charges established for lease termination costs were as follows:

Lease Termination Cost
Balance at December 31, 2013	$78,235
Adjustments	139,940
Cash Payments	(30,575)

Balance at September 30, 2014	$187,600

From July 22, 2013 to December 31, 2013, the activity in the acquired accruals for restructuring charges established for lease termination and other exit costs were as follows:

	Lease Termination Costs	Other Exit Costs	Total
Acquired balance at July 22, 2013	$335,029	$140,542	$475,571
Adjustments	(172,686)	—	(172,686)
Cash payments	(84,108)	(140,542)	(224,650)

Balance at December 31, 2013	$78,235	$—	$78,235

Operating Results and Balance Sheet Items of Discontinued Operations

The operating results of the discontinued sleep diagnostic and therapy locations and the Company’s other discontinued operations for the nine month period ended September 30, 2014 are summarized below:

2014
Revenue	$123,728

Net loss before taxes	$(812,247)
Income tax benefit	191,424

Net loss from discontinued operations, net of tax	$(620,823)

The balance sheet items for discontinued operations are summarized below:

	September 30, 2014	December 31, 2013
Cash and cash equivalents	$—	$49,252
Accounts receivable, net of allowances	—	222,943
Inventories	—	1,893
Other current assets	174,964	244,541

Total current assets	174,964	518,629
Fixed assets, net	233,862	426,228
Other assets	150,000	150,000

Total non-current assets	383,862	576,228

Total assets	$558,826	$1,094,857

Payables and accrued liabilities	$1,188,224	$1,557,771
Short-term debt	—	3,994,932
Current portion of long-term debt	—	67,994

Total current liabilities	1,188,224	5,620,697
Long-term debt, net of current portion	—	9,969

Total liabilities	$1,188,224	$5,630,666

The operating results of the discontinued sleep diagnostic and therapy locations and the Company’s other discontinued operations from July 22, 2013 to December 31, 2013 are summarized below:

July 22 to December 31, 2013
Revenues	$877,362

Net loss before taxes	$(1,353,609)
Income tax benefit	514,371

Net loss from discontinued operations, net of tax	$(839,238)

The balance sheet items for discontinued operations are summarized below:

December 31, 2013
Cash and cash equivalents	$49,252
Accounts receivable, net of allowances	222,943
Inventories	1,893
Other current assets	244,541

Total current assets	518,629

Fixed assets, net	426,228
Other assets	150,000

Total noncurrent assets	576,228

Total assets	$1,094,857

Payables and accrued liabilities	$1,557,771
Short term debt	3,994,932
Current portion of long-term debt	67,994

Total current liabilities	5,620,697

Long-term debt	9,969

Total liabilities	$5,630,666